FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
FINANCIAL EXPENSES, NET
NOTE 13:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Interest and exchange rate expenses on long-term loans	134	95	106
Expenses on short-term credit and bank charges	143	54	284
Effect of exchange rate differences on other expenses and net loss from derivative instruments	(59)	117	19
Other financing expenses (income), net	41	90	30

	259	356	439

The Company uses forward contracts and options to manage some of its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.